Income Tax Expense - Schedule of Reconciliation of Income Tax to Accounting Profit (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Income Tax to Accounting Profit [Line Items]
(Loss) before Tax from continuing operations		$ (10,700,301)	$ (1,320,021)	$ (23,838,171)
Tax rate	[1]		30.00%	30.00%
Tax at applicable statutory rate		(9,936)	$ (396,006)	$ (7,151,451)
Less:
Tax offset of Research & Development incentive
Tax effect of transaction cost to be amortized over the time
Recoupment of unrecognized prior year tax losses/Other tax adjustments		(9,936)	396,006	7,151,451
Current income tax expense
Deferred income tax benefit		(12,449)
Total income tax expense		$ (12,449)
Bottom of range [member]
Schedule of Reconciliation of Income Tax to Accounting Profit [Line Items]
Tax rate	[1]	0.00%
Top of range [member]
Schedule of Reconciliation of Income Tax to Accounting Profit [Line Items]
Tax rate	[1]	25.00%

[1]	The Group is subject to income taxes in the jurisdictions in which it operates. For the year ended June 30, 2026, the applicable statutory corporate income tax rates were 21% in the United States and 25% in the United Kingdom, while entities incorporated in the British Virgin Islands and the Cayman Islands were subject to a 0% corporate income tax rate. For the years ended June 30, 2025 and 2024, the applicable statutory income tax rate was 30% in Australia.